Warintza Project Financing - Schedule of Loans and Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loans and Borrowings [Abstract]
Balance, start of year	$ 29,363
Advances	15,000	30,000
Transaction Costs	(4)	(727)
Accrued Interest	4,746	87
Amortization of transaction cost	101	3
Balance, end of year	$ 49,206	$ 29,363